Income Taxes, Change in Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, beginning of period	$ 3,105	$ 4,114	$ 5,437
Additions:
For tax positions related to the current year	184	292	246
For tax positions related to prior years	10	140	352
Reductions:
For tax positions related to prior years	(742)	(1,354)	(765)
Lapse of statute of limitations	(27)	(44)	(389)
Settlements with tax authorities	(2)	(43)	(767)
Balance, end of period	2,528	3,105	4,114
Unrecognized tax benefits	2,528	3,105	4,114
Unrecognized tax benefits that would impact effective tax rate	1,700	2,000	2,300
Accrued interest and penalties	(193)	(53)
Recognized interest and penalties benefit, net of tax	$ (144)	$ (199)	$ (325)
Income tax, interest recognition, classification [Extensible Enumeration]	Income tax expense (benefit)	Income tax expense (benefit)
Income tax, penalty recognition, classification [Extensible Enumeration]	Income tax expense (benefit)	Income tax expense (benefit)